Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of the Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
Beijing Quku Techsnology Co., Ltd.	The Company’s associate
Beijing Tianhao Shengshi Music Cultural Ltd.	The Company’s associate
Nanjing Jiyun Cultural Development Ltd.	The Company’s associate, before May 31, 2018
UEC and its subsidiaries	The Company’s associate, before August 31, 2018

Disclosure of Transactions Between Related Parties

For the years ended December 31, 2017 and 2018, significant related party transactions were as follows:

	2016 RMB’million	2017 RMB’million	2018 RMB’million
Revenue
Online music services to Tencent Group	90	33	51
Online music services to associates of Tencent Group	-	-	18
Social entertainment services and others to the Company’s associates and associates of Tencent Group	15	20	63
Expenses
Operation expenses recharged by Tencent Group	428	493	589
Advertising agency cost to Tencent Group	151	187	207
Content royalties to the Company’s associates and associates of Tencent Group	18	45	88
Other channel cost to associates of Tencent Group	-	-	14

Summary of Balance with Related Parties
(c)	Balances with related parties

	2017	2018
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	651	971
The Company's associates and associates of Tencent Group	8	39
Included in prepayments, deposits and other assets from related parties:
Tencent Group	59	28
The Company's associates and associates of Tencent Group	26	16
Included in accounts payable to related parties:
Tencent Group	104	529
The Company's associates	5	1
Included in other payables and accruals to related parties:
Tencent Group	59	135

Disclosure of Information About Key Management Personnel
(d)	Key management personnel compensation

	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	24	46	64
Share-based compensation	54	107	223
	78	153	287